Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award. The Board of Directors has adopted an “Equity Award Grant
Policy,” which provides that the Compensation Committee, the Board of Directors or their delegates, as applicable, will approve equity awards to current executive officers on an annual basis on the first business day in November, though each has, from time to time, made grants at other times (for example, in connection with hiring and promotions). We do not grant stock options to our NEOs.

Award Timing Method	The Board of Directors has adopted an “Equity Award Grant
Policy,” which provides that the Compensation Committee, the Board of Directors or their delegates, as applicable, will approve equity awards to current executive officers on an annual basis on the first business day in November, though each has, from time to time, made grants at other times (for example, in connection with hiring and promotions).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award.
MNPI Disclosure Timed for Compensation Value	false